STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2024 AUD ($) $ / shares shares	Sep. 30, 2024 NZD ($) shares	Sep. 30, 2023 AUD ($) $ / shares	Sep. 30, 2022 AUD ($) $ / shares	Sep. 30, 2021 AUD ($) $ / shares
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%	30.00%
Interim dividend (in dollars per share) | $ / shares	$ 0.75		$ 0.70	$ 0.61
Special dividends (in dollars per share) | $ / shares	$ 0.15
Interim and special dividend	$ 3,125
Interim dividend			$ 2,456	$ 2,136
Final dividend (in dollars per share) | $ / shares			$ 0.72	$ 0.64	$ 0.60
Final dividend			$ 2,527	$ 2,240	$ 2,201
Westpac Bank-PNG-Limited
Percentage of non-controlling interest in subsidiary acquired	8.74%	8.74%
Percentage of equity interests owned when acquisition is completed	98.65%	98.65%
Westpac New Zealand
Value of preference shares issued during the period and recognized as non-controlling interest	$ 339	$ 375
Ordinary shares
Value of shares acquired in off-market buy back				$ 3,500
Amount authorized for repurchase of shares in on-market buy back	$ 2,500
Number of shares repurchased and cancelled in an on-market buy back | shares	67,665,599	67,665,599
Value of repurchased and cancelled in on-market buy back	$ 1,812
Average price per share of shares repurchased in an on-market buy back | $ / shares	$ 26.78
Parent Entity
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%
Interim dividend (in dollars per share) | $ / shares	$ 0.75		$ 0.70
Special dividends (in dollars per share) | $ / shares	$ 0.15
Interim and special dividend	$ 3,125
Interim dividend			$ 2,456
Final dividend (in dollars per share) | $ / shares			$ 0.72	$ 0.64
Final dividend			$ 2,527	$ 2,240
Parent Entity | Westpac Bank-PNG-Limited
Percentage of non-controlling interest in subsidiary acquired	8.74%	8.74%
Parent Entity | Ordinary shares
Amount authorized for repurchase of shares in on-market buy back	$ 2,500
Number of shares repurchased and cancelled in an on-market buy back | shares	67,665,599	67,665,599
Value of repurchased and cancelled in on-market buy back	$ 1,812
Average price per share of shares repurchased in an on-market buy back | $ / shares	$ 26.78